Taxes	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Taxes

9. Taxes

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules to reform international corporate taxation. Multinational economic groups within the scope of these rules are required to calculate their effective tax rate in each country where they operate, the “GloBE effective tax rate”.

When the effective GloBE rate of any entity in the economic group, aggregated by jurisdiction where the group operates, is lower than the minimum rate defined at 15%, the multinational group must pay a supplementary amount of tax on profit, referring to the difference between its rate effective GloBE and the minimum tax rate.

From 2024, the Company is already subject to OECD Pillar Two model rules in the Netherlands, Switzerland, Australia, United Kingdom, Japan, Luxembourg and Canada. In Brazil, Law No. 15,079/24 and Normative Instruction RFB No. 2,245/24 were published in December 2024 to align Brazilian tax legislation with the OECD’s GloBE rules with effects from January 1, 2025.

However, the Company does not expect material impacts on the calculation of income tax or on the financial statements for the current and future periods, mainly due to the application of the simplifying rules (“Safe Harbor”) in the GloBE computation.

The Company applied the relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rule, according to IAS 12 – Income taxes.

a) Income tax reconciliation

The reconciliation of the taxes calculated according to the nominal tax rates and the amount of taxes recorded is shown below:

			Year ended December 31,
	Notes	2024	2023	2022
Income before income taxes		6,696	11,151	19,781
Income taxes at statutory rate (34%)		(2,277)	(3,791)	(6,726)
Adjustments that affect the taxes basis:
Tax incentives		1,428	1,860	1,803
Provision related to Samarco	27(c)	(361)	(404)	-
Gain on divestment in VODC	17(b)	189	-	-
Gain on acquisition of Aliança Energia	17(c)	104	-	-
Gain on divestment in PTVI	17(d)	358	-	-
Equity results	16	103	88	84
Addition of tax loss carryforward		617	409	899
Unrecognized tax losses of the year		(127)	(115)	(197)
Reclassification of cumulative adjustments to the income statement		24	-	547
Effects on tax computation of foreign operations		(406)	(102)	(37)
Reversal of deferred income tax related to Renova Foundation	27(e)	-	(1,078)	-
Other		(373)	87	656
Income taxes		(721)	(3,046)	(2,971)
Current tax		(2,008)	(1,375)	(2,020)
Deferred tax		1,287	(1,671)	(951)
Income taxes		(721)	(3,046)	(2,971)

b) Deferred income tax assets and liabilities

Tax loss carryforward does not expire in the Brazilian jurisdiction and their compensation is limited to 30% of the taxable income for the year. The local profits of foreign subsidiaries are also taxed in Brazil and there is no restriction on their offset against tax losses generated previously by the foreign entity.

	Deferred tax assets		Deferred tax liabilities
	Year ended December 31,
	2024	2023	2024	2023
Taxes losses carryforward	5,516	5,704	-	-
Temporary differences:
Asset retirement obligations and other liabilities	2,829	4,165	(509)	(807)
Fair value of financial instruments	932	735	-	-
Employee post-retirement obligation	368	478	-	-
Provision for litigation	327	306	-	-
Fair value of property, plant and equipment and intangibles in business combination	-	-	(1,695)	(2,034)
Goodwill amortization	-	-	(462)	(575)
Other	494	723	-	-
	10,466	12,111	(2,666)	(3,416)

Financial position
Assets	8,244	9,565	-	-
Liabilities	-	-	(445)	(870)

The following table shows the changes in deferred tax assets and liability:

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2022	10,770	1,413	9,357
Taxes losses carryforward	(609)	-	(609)
Provision for asset retirement obligations and other liabilities	(1,123)	86	(1,209)
Fair value of financial instruments	(168)	-	(168)
Fair value of intangibles and property, plant and equipment in business combination	-	(64)	64
Other	251	-	251
Effect in income statement	(1,649)	22	(1,671)
Employee post-retirement obligation	34	-	34
Fair value of financial instruments	32	-	32
Other comprehensive income	66	-	66
Transfer between assets and liabilities	(371)	(371)	-
Translation adjustment	749	19	730
Transfer to asset to held for sale	-	(213)	213
Balance as of December 31, 2023	9,565	870	8,695
Taxes losses carryforward	937	-	937
Provision for asset retirement obligations and other liabilities	(361)	18	(379)
Fair value of financial instruments	393	-	393
Fair value of intangibles and property, plant and equipment in business combination	-	(397)	397
Other	(61)	-	(61)
Effect in income statement	908	(379)	1,287
Employee post-retirement obligation	(20)	26	(46)
Fair value of financial instruments	(1)	-	(1)
Other comprehensive income	(21)	26	(47)
Transfer between assets and liabilities	(250)	(250)	-
Translation adjustment	(1,953)	(130)	(1,823)
Incorporations, acquisitions and divestments (i)	(5)	308	(313)
Balance as of December 31, 2024	8,244	445	7,799

(i)	Includes mainly the amount of US$312 related with the deferred income tax liability assumed due to the acquisition of Aliança Geração de Energia S.A. (note 17c).

c) Tax incentives

In Brazil, the Company has tax incentives to partially reduce the income tax generated by the operations conducted in the North region that includes iron ore and copper. The incentive is calculated based on the taxable income of the incentive activity (tax operating income) and considers the allocation of tax operating income into different incentives applicable to different tranches of production during specified periods for each product, usually 10 years. In addition to these incentives, the income tax payable can be reduced by investing in the acquisition of new machinery and equipment, subject to subsequent approval by the Superintendence for the Development of the Amazon (“SUDAM”).

As determined by the Brazilian law, the tax savings obtained due to these incentives must be recorded in the retained earnings reserve in equity and cannot be distributed as dividends to shareholders.

The Company’s tax incentives are expected to expire substantially in 2033. The effects on the income statement are presented as “tax incentives” in item (a) of this note.

d)	Income taxes - Settlement programs (“REFIS”)

	December 31, 2024	December 31, 2023
Current liabilities	353	428
Non-current liabilities	1,007	1,723
REFIS liabilities	1,360	2,151

SELIC rate	12.25%	11.75%

The balance mainly relates to the settlement program of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. This amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028 and the impact of the SELIC over the liability is recorded under the Company’s financial results (note 7).

e) Uncertain tax positions (“UTP”)

The Company is engaged in administrative and judicial discussions with tax authorities in Brazil in relation to certain tax positions adopted by the Company for calculating income tax and social contribution on net income. The final determination is uncertain and depends on factors not controlled by the Company, such as changes in case law and changes in tax laws and regulations. The tax positions adopted by Vale are supported by legal advisors and the Company is subject to the assessment of income tax by local tax authorities in a range up to 10 years depending on jurisdiction where the Company operates.

The amount under discussion with the tax authorities is US$6,535 as of December 31, 2024 (2023: US$5,408), which includes the reduction of tax losses in the amount of US$596 as of December 31, 2024 (2023: US$754), if the tax authority does not accept the tax treatment adopted by the Company in relation to these matters.

	December 31, 2024			December 31, 2023
	Assessed (i)	Not in dispute (ii)	Total	Assessed (i)	Not in dispute (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	3,387	1,608	4,995	2,144	3,010	5,154
Expenses of interest on capital	1,262	-	1,262	1,511	-	1,511
Proceeding related to income tax paid abroad	427	-	427	512	-	512
Goodwill amortization	743	62	805	606	190	796
Payments to Renova Foundation	301	351	652	167	536	703
Other	415	-	415	468	-	468
	6,535	2,021	8,556	5,408	3,736	9,144

UTPs recorded as part of the taxes payable liability on statement of financial position
Deduction of CSLL in Brazil	154	-	154	183	-	183
	154	-	154	183	-	183

(i)	Includes the assessments received, related to the tax effects arising from the reduction of the tax losses and negative basis of the CSLL presented below, without fines and interest, whether or not materialized.
(ii)	Includes the principal, without fines and interest.
(iii)	Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

Transfer pricing calculation over the exportation of ores to a foreign subsidiary - The Company was assessed for the IRPJ and CSLL, for the years of 2015 and 2020 as the tax agent has disregarded the intermediation costs and other adjustments used in the calculation of the transfer pricing over the exportation of iron ore, pellets, manganese, and copper to its foreign controlled company. The Company is challenging these assessments at the administrative level and a decision is pending.

The Company maintains the method of calculating the transfer pricing, as it considers it to be the most appropriate tax treatment for interpreting the rules in force and applicable to the subject and is discussing the charges at the administrative level.

The total amount in dispute is US$2,979 as of December 31, 2024 (2023: US$1,630), excluding the corresponding tax impact without fines and interests of US$408 as of December 31, 2024 (2023: US$514), totaling US$3,387 (2023: US$2,144). The amount involved for the period, which are not in dispute, is US$1,608 as of December 31, 2024 (2023: US$3,010).

Expenses of interest on equity capital (“JCP”) - Vale received assessments for the collection of IRPJ, CSLL and fines, on the grounds that the deduction of JCP was improper, referring to the base years of 2017 and 2018, due to failure to comply with the accrual basis and absence of individualized accounting credit per shareholder. The amount under discussion is US$1,149 as of December 31, 2024 (2023: US$1,367), excluding the corresponding tax impact without fines and interests of US$113 as of December 31, 2024 (2023: US$144), totaling US$1,262 (2023: US$1,511). The Company presented administrative defenses for these assessments and is awaiting a decision.

Offset of the income tax paid abroad - Vale received a tax assessment for the collection of US$427 (2023: US$512) due to the disregard of taxes paid abroad that were offset by the IRPJ debt in 2016. Tax authorities allege the Company has failed to comply with the applicable rules relating to the offset, in Brazil, of income taxes paid abroad. The Company had filed an administrative appeal, and a decision is pending.

Goodwill amortization - The Company received tax assessments for the collection of IRPJ and CSLL for the periods between 2013 and 2019, due to the disregard of the deduction of goodwill amortization expenses recorded in the acquisition of controlled companies, after its merger by the Company.

The Company is discussing the charges at the administrative level and the amount under discussion is US$692 as of December 31, 2024 (2023: US$540), excluding the corresponding tax impact without fines and interests of US$51 as of December 31, 2024 (2023: US$66), totaling US$743 (2023: US$606). The amount involved for the period, which are not in dispute, is US$62 (2023: US$190).

Payments to Renova Foundation - The Company deducted payments made to Renova Foundation arising from the obligation entered into the Transaction and Conduct Adjustment Agreement (“TTAC”). Vale understands that the deduction of such expenses is adequate, since its liability is objective, arising from the obligation arising from the TTAC and its status as a shareholder of Samarco and as a sponsor of Renova Foundation.

The mentioned payments were deducted until April 2023 when Vale entered into a binding agreement jointly with BHPB, Samarco, and certain creditors of Samarco, establishing the parameters for the restructuring of Samarco's debt. This restructuring was implemented through a consensual reorganization plan, which was approved by the Judicial Recovery Court in September 2023. According to the agreement, contributions made by Vale to the Renova Foundation from May 2023 onward will be converted into capital contributions to Samarco and, therefore, will no longer be deductible. Further details on Samarco's judicial recovery are provided in note 27 of these financial statements.

The Company received tax assessment notices for the periods 2016,2018 and 2019, for the collection of IRPJ and CSLL on the grounds that expenses incurred with Renova Foundation were unduly deducted for allegedly not being considered necessary. The total amount assessed is US$280 for the year ended December 31, 2024 (2023: US$140), excluding the corresponding tax impact without fines and interests of US$21 as of December 31, 2024 (2023: US$27), totaling US$301 (2023: US$167). The amount involved for the period, which are not in dispute, is US$351 (2023: US$536).

Deduction of CSLL from the taxable income - In 2004, a definitive decision of the Superior Court of Justice (“STJ”) granted to the Company the right to deduct the Social Contribution on Net Income (“CSLL”) from the taxable base of the corporate income tax (“IRPJ”). The Federal Government filed a rescission action (“ação rescisória”) in 2006, seeking to reverse the 2004 decision. In 2019, the Federal Court of Appeals (“TRF”) upheld the rescission action and, although the decision was not final, the Company decided not to deduct the CSLL from the taxable income since then.

Meanwhile, the Federal Supreme Court (“STF”) is judging two extraordinary appeals with impact to all taxpayers. These appeals are discussing how long a court decision related to a tax matter would remain valid if the STF had subsequently issued a contrary decision. Due to the developments of this matter in the STF and based on the updated assessment of its legal advisors, the Company concluded that the tax treatment previously adopted will probably not be accepted by the tax authority and, therefore, it recognized a liability as “Tax payable” of US$154 for the year ended December 31, 2024 (2023: US$183).

f) Recoverable and payable taxes

	December 31, 2024			December 31, 2023
	Current assets	Non-current assets	Current liabilities	Current assets	Non-current assets	Current liabilities
Value-added tax ("ICMS")	260	3	34	232	5	25
Brazilian federal contributions ("PIS" and "COFINS")	266	975	12	355	1,010	615
Income taxes	564	319	317	302	358	429
Financial compensation for the exploration of mineral resources ("CFEM")	-	-	63	-	-	93
Other	10	-	148	11	1	152
Total	1,100	1,297	574	900	1,374	1,314

Accounting policy

For the Vale S.A.’s subsidiaries that operate in jurisdictions where the tax rate is lower than the tax rate applicable in Brazil, the Brazilian corporate tax law requires Vale S.A. to pay in Brazil the income tax related with the referred rate differential. Therefore, the income tax charge is computed in the consolidated financial statements using the tax rate enacted at the end of the reporting period in Brazil.

Management regularly assesses positions taken in tax returns concerning situations where applicable tax regulations are subject to interpretation. Provisions are established, as needed, based on expected amounts payable to tax authorities. Liabilities related to uncertain tax positions are recorded only when it is deemed, with a more-likely-than-not probability, that these positions will withstand challenges, if any, from taxing authorities, based on input from internal and external legal advisors.

Deferred income taxes are recognized for temporary differences between the carrying amount and the tax basis of assets and liabilities, as well as tax losses carryforwards. However, deferred tax liabilities arising from the initial recognition of goodwill are not recognized. Additionally, deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss) and does not give rise to equal taxable and deductible temporary differences. Offset of deferred tax assets and liabilities occurs when there is a legally enforceable right to offset current tax assets and liabilities, and when the deferred tax balances pertain to the same taxation authority.

Deferred tax assets resulting from tax losses and temporary differences are not recognized when it is not probable that future taxable profit will be available against which these differences and/or tax losses can be utilized. The Company evaluates annually the recoverability of these deferred tax assets through the revision of the future taxable profit estimates.

Current and deferred tax is recognized in profit or loss unless it relates to items recognized in other comprehensive income or directly in equity. In such cases, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Critical accounting estimates and judgments

Deferred income tax - Significant judgements, estimates and assumptions are required to determine the amount of deferred tax assets that are recognized based on the likely timing and future taxable profits. Deferred tax assets arising from tax losses carryforward and temporary differences are recognized considering assumptions and projected cash flows. Deferred tax assets may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.

Uncertain tax positions - The Company applies significant judgement to assess the probability that the adopted treatment will be accepted by the taxation authorities, which could impact the consolidated financial statements. The Company operates in multiple jurisdictions where uncertainties arise in the application of complex tax regulations. The Company and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of the applicable laws and regulations.